Related Parties	9 Months Ended
Sep. 30, 2020
Disclosure of transactions between related parties [abstract]
Related Parties
17.	RELATED PARTIES

The corporate secretary of the Company is a partner in a firm that provides legal services to the Company. During the three and nine months ended September 30, 2020, the Company incurred legal services from this firm of $42 and $62 respectively (three and nine months ended September 30, 2019: $3 and $12 respectively). As at September 30, 2020, the Company had an outstanding payable balance due to this firm of $nil (as at December 31, 2019 – $nil).